Balance Sheets (Parenthetical)	Dec. 31, 2020 shares
Series 1 Preferred Units
Common Stock Shares, Outstanding	6,906,244
Preferred Stock Shares, Issued	6,906,244
Preferred Stock Shares, Authorized	6,906,244
Series 1a Preferred Units
Common Stock Shares, Outstanding	5,018,750
Preferred Stock Shares, Issued	5,018,750
Preferred Stock Shares, Authorized	5,018,750
Series 1a Preferred Warrant Units
Common Stock Shares, Outstanding	1,419,228
Preferred Stock Shares, Issued	1,419,228
Preferred Stock Shares, Authorized	1,419,228
Series 1b Preferred Units
Common Stock Shares, Outstanding	6,500,000
Preferred Stock Shares, Issued	6,500,000
Preferred Stock Shares, Authorized	6,500,000
Series 1c Preferred Units
Common Stock Shares, Outstanding	46,553,188
Preferred Stock Shares, Issued	46,553,188
Preferred Stock Shares, Authorized	46,553,188
Class A Common Units
Common Stock, Shares Issued	508,777
Common Stock Shares, Authorized	508,777
Common Stock Shares, Outstanding	508,777
Class B Common Units
Common Stock, Shares Issued	1,767,477
Common Stock Shares, Authorized	1,767,477
Common Stock Shares, Outstanding	1,767,477